AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS, INC.

                              Prospectus Supplement

                        California Tax-Free Money Market
                        California Municipal Money Market
                        California Limited-Term Tax-Free
                      California Intermediate-Term Tax-Free
                          California Long-Term Tax-Free
                         California High-Yield Municipal
                           California Insured Tax-Free

                          Supplement dated June 1, 1998
                       Prospectus dated December 15, 1997

The following disclosure replaces the paragraph under the heading "Cash Management" found on page 19.

    Each of the Funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

The following disclosure is added on page 27 of the Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the Fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the Fund's behalf up to the applicable cut-off time. The Fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the Fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" found on page 32 of the Prospectus.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the Funds. FDI is responsible for (i) providing certain officers of the Funds and (ii) reviewing and filing marketing and sales literature on behalf of the Funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The funds and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the funds' and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the funds will not directly bear any of the cost.

    In light of these remediation efforts, the funds do not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the funds' business, operations or financial condition.

    In addition, companies in which the funds invest may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive. Before making an investment decision about a company, the manager asks it about its Year 2000 readiness. However, the manager cannot be sure that the information it receives is complete and accurate, and there is no guarantee that portfolio companies' Year 2000 problems will not hurt the funds' performance.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 32 of the Prospectus.

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 32 of the Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the Funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

                                                 [american century logo(reg.sm)]
                                                            American
                                                         Century(reg.tm)

                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575


SH-SPL-12560 9805

        AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS, INC.

                         BROKERAGE PROSPECTUS SUPPLEMENT
                        California Tax-Free Money Market

                          SUPPLEMENT DATED JUNE 1, 1998
                       Prospectus dated December 15, 1997

The following disclosure should be inserted after the section "Rule 144A Securities" found on page 9 of the Prospectus.

CASH MANAGEMENT

    The fund may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

The following disclosure is added on page 12 of the Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" on page 16 of the Prospectus.

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The fund and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the fund's operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the fund's and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the fund will not directly bear any of the cost.

    In light of these remediation efforts, the fund does not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the fund's business, operations or financial condition.

    In addition, companies in which the fund invests may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive. Before making an investment decision about a company, the manager asks it about its Year 2000 readiness. However, the manager cannot be sure that the information it receives is complete and accurate, and there is no guarantee that portfolio companies' Year 2000 problems will not hurt the fund's performance.

The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" on page 17 of the Prospectus.

    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 17 of the Prospectus.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

                                                 [american century logo(reg.sm)]
                                                            American
                                                         Century(reg.tm)

                                                                 P.O. Box 419146
                                                           Kansas City, Missouri
                                                                      64141-6146
                                                  1-888-345-2071 or 816-531-5575


BK-SPL-12561 9805